Administrative Expense (Tables)	12 Months Ended
Dec. 31, 2022
Administrative Expense [Abstract]
Schedule of Administrative Expense
	Year ended December 31,
	2022	2021	2020
Labor	53,550,086	3,155,246	832,534
Audit fee	247,782	200,000	114,400
Professional and other service fee	969,072	2,666,804	74,252
Design fee	-	-	2,039
Depreciation and amortization charges	299,547	21,603	-
Decoration	133,502	155,665	30,275
Rental	4,661	65,724	-
Travelling and entertainment	89,272	203,634	22,242
Others	749,819	389,534	89,239
	56,043,741	6,858,210	1,164,981